Annual Report

December 31, 2005

Nationwide® Multi-Flex Variable Account	Nationwide is on your side Columbus, Ohio

APO–724–12/05

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:
AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 153,864 shares (cost $3,144,572)	$3,797,350
AIM VIF – International Growth Fund – Series I Shares (AIMIntGr) 73,571 shares (cost $1,416,225)	1,704,633
American Century VP – Balanced Fund – Class I (ACVPBal) 989,042 shares (cost $6,637,276)	7,417,819
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 1,508,213 shares (cost $12,124,270)	14,101,795
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 930,741 shares (cost $5,802,567)	6,989,865
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 974,202 shares (cost $25,673,955)	25,407,180
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,185,111 shares (cost $62,875,313)	69,530,230
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 254,014 shares (cost $8,567,058)	9,426,454
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 1,721,630 shares (cost $62,616,212)	75,682,833
Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVIFQualBd) 845,479 shares (cost $9,776,146)	9,537,006
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 3,406,242 shares (cost $76,916,972)	86,825,107
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 2,770,764 shares (cost $17,779,324)	17,095,615
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 1,956,359 shares (cost $23,907,191)	30,988,716
Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 190,150 shares (cost $1,515,474)	1,477,468
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 3,665,084 shares (cost $42,942,910)	42,295,068
Gartmore GVIT Growth Fund – Class I (GVITGrowth) 736,883 shares (cost $7,616,576)	8,437,304
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 12,913,556 shares (cost $12,913,556)	12,913,556
Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 12,403,358 shares (cost $133,732,522)	146,979,800
Janus AS – International Growth Portfolio – Institutional Shares (JanIntGr) 465,945 shares (cost $10,718,935)	16,555,017
Neuberger Berman AMT – Balanced Portfolio® – I Class (NBAMTBal) 1,736,533 shares (cost $16,362,591)	18,094,669
Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 1,544,321 shares (cost $31,639,769)	37,403,449

Total investments	642,660,934
Accounts receivable	–

Total assets	642,660,934
Accounts payable	8,554

Contract owners’ equity (note 4)	$642,652,380

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMCapAp	AIMIntGr	ACVPBal	ACVPCapAp	ACVPIncGr	DrySRGro	DryStkIx
Reinvested dividends	$10,080,666	2,335	10,042	122,286	–	151,827	–	1,143,500
Mortality and expense risk charges (note 2)	(8,300,753)	(47,192)	(17,062)	(88,599)	(172,019)	(92,743)	(332,695)	(901,690)

Net investment income (loss)	1,779,913	(44,857)	(7,020)	33,687	(172,019)	59,084	(332,695)	241,810

Proceeds from mutual fund shares sold	104,532,401	819,624	350,518	1,284,185	3,576,983	1,445,740	4,336,797	10,061,404
Cost of mutual fund shares sold	(100,765,788)	(818,964)	(234,918)	(1,218,103)	(3,569,732)	(1,263,512)	(4,658,822)	(9,817,262)

Realized gain (loss) on investments	3,766,613	660	115,600	66,082	7,251	182,228	(322,025)	244,142
Change in unrealized gain (loss) on investments	25,664,291	306,728	114,821	145,893	2,715,493	(8,187)	1,187,699	1,794,933

Net gain (loss) on investments	29,430,904	307,388	230,421	211,975	2,722,744	174,041	865,674	2,039,075

Reinvested capital gains	3,310,456	–	–	2,598	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$34,521,273	262,531	223,401	248,260	2,550,725	233,125	532,979	2,280,885

Investment activity:	DryVIFApp	DryVIFDevLd	DryVIFQualBd	FidVIPEI	FidVIPHI	FrVIPForSec	GVITFHiInc	GVITGvtBd
Reinvested dividends	$1,795	–	348,656	1,469,024	2,640,296	401,731	108,228	1,616,617
Mortality and expense risk charges (note 2)	(125,461)	(969,458)	(121,984)	(1,112,965)	(223,987)	(387,400)	(17,424)	(566,209)

Net investment income (loss)	(123,666)	(969,458)	226,672	356,059	2,416,309	14,331	90,804	1,050,408

Proceeds from mutual fund shares sold	1,826,999	11,359,232	1,320,108	11,869,606	2,424,034	4,240,361	257,750	6,306,061
Cost of mutual fund shares sold	(1,719,241)	(10,029,721)	(1,378,329)	(11,046,961)	(2,530,572)	(3,540,201)	(244,840)	(6,347,184)

Realized gain (loss) on investments	107,758	1,329,511	(58,221)	822,645	(106,538)	700,160	12,910	(41,123)
Change in unrealized gain (loss) on investments	326,376	2,857,396	(54,710)	(613,430)	(2,080,852)	1,949,247	(88,260)	(234,917)

Net gain (loss) on investments	434,134	4,186,907	(112,931)	209,215	(2,187,390)	2,649,407	(75,350)	(276,040)

Reinvested capital gains	–	–	–	3,228,226	–	–	–	79,632

Net increase (decrease) in contract owners’ equity resulting from operations	$310,468	3,217,449	113,741	3,793,500	228,919	2,663,738	15,454	854,000

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITGrowth	GVITMyMkt	GVITNWFund	JanIntGr	NBAMTBal	WFTrustOp
Reinvested dividends	$7,011	353,967	1,359,017	171,268	173,066	–
Mortality and expense risk charges (note 2)	(112,721)	(174,391)	(1,947,557)	(176,808)	(235,171)	(477,217)

Net investment income (loss)	(105,710)	179,576	(588,540)	(5,540)	(62,105)	(477,217)

Proceeds from mutual fund shares sold	1,606,703	6,062,781	23,584,593	2,224,589	3,445,247	6,129,086
Cost of mutual fund shares sold	(2,095,175)	(6,062,781)	(23,073,327)	(1,759,414)	(3,375,500)	(5,981,229)

Realized gain (loss) on investments	(488,472)	–	511,266	465,175	69,747	147,857
Change in unrealized gain (loss) on investments	1,023,293	–	8,840,121	3,454,016	1,354,992	2,673,639

Net gain (loss) on investments	534,821	–	9,351,387	3,919,191	1,424,739	2,821,496

Reinvested capital gains	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$429,111	179,576	8,762,847	3,913,651	1,362,634	2,344,279

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMCapAp		AIMIntGr		ACVPBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,779,913	2,336,965	(44,857)	(52,626)	(7,020)	(2,756)	33,687	22,701
Realized gain (loss) on investments	3,766,613	(8,295,909)	660	(87,643)	115,600	16,386	66,082	22,813
Change in unrealized gain (loss) on investments	25,664,291	61,347,380	306,728	333,788	114,821	134,416	145,893	482,056
Reinvested capital gains	3,310,456	1,326,661	–	–	–	–	2,598	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,521,273	56,715,097	262,531	193,519	223,401	148,046	248,260	527,570

Equity transactions:
Purchase payments received from contract owners	28,237,970	37,101,425	250,993	385,765	101,776	60,753	314,517	338,476
Transfers between funds (including fixed account), net (note 3)	(4,873,012)	(7,959,749)	(145,804)	(377,892)	625,153	252,121	1,289,769	613,377
Redemptions	(101,105,932)	(89,053,556)	(594,872)	(710,142)	(202,688)	(86,677)	(1,294,826)	(753,067)
Annuity benefits	(62,650)	(59,025)	–	–	–	–	(47)	–
Annual contract maintenance charges (note 2)	(1,127,464)	(1,213,024)	(6,708)	(7,592)	(1,996)	(1,135)	(10,217)	(10,016)
Contingent deferred sales charges (note 2)	(437,950)	(451,825)	(3,112)	(5,067)	(1,391)	(323)	(2,932)	(3,136)
Adjustments to maintain reserves	8,519	796	165	(2,193)	21	103	(432)	(1,562)

Net equity transactions	(79,360,519)	(61,634,958)	(499,338)	(717,121)	520,875	224,842	295,832	184,072

Net change in contract owners’ equity	(44,839,246)	(4,919,861)	(236,807)	(523,602)	744,276	372,888	544,092	711,642
Contract owners’ equity beginning of period	687,491,626	692,411,487	4,034,327	4,557,929	960,391	587,503	6,873,307	6,161,665

Contract owners’ equity end of period	$642,652,380	687,491,626	3,797,520	4,034,327	1,704,667	960,391	7,417,399	6,873,307

CHANGES IN UNITS:
Beginning units	25,148,126	27,272,466	377,865	449,061	78,064	58,458	622,792	604,768

Units purchased	2,406,995	3,154,726	49,546	78,658	77,885	47,040	182,126	124,940
Units redeemed	(5,124,353)	(5,279,066)	(96,328)	(149,854)	(36,908)	(27,434)	(155,987)	(106,916)

Ending units	22,430,768	25,148,126	331,083	377,865	119,041	78,064	648,931	622,792

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPCapAp		ACVPIncGr		DrySRGro		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(172,019)	(168,101)	59,084	11,585	(332,695)	(253,396)	241,810	391,042
Realized gain (loss) on investments	7,251	(328,366)	182,228	68,331	(322,025)	(473,818)	244,142	(944,495)
Change in unrealized gain (loss) on investments	2,715,493	1,255,131	(8,187)	745,972	1,187,699	2,034,485	1,794,933	7,049,228
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,550,725	758,664	233,125	825,888	532,979	1,307,271	2,280,885	6,495,775

Equity transactions:
Purchase payments received from contract owners	464,826	666,045	382,293	514,368	1,720,882	2,395,269	3,960,342	5,176,992
Transfers between funds (including fixed account), net (note 3)	157,616	(419,093)	(170,024)	291,860	(1,188,316)	(1,384,616)	(1,155,348)	(1,049,674)
Redemptions	(2,485,551)	(1,459,289)	(1,246,888)	(940,602)	(4,300,385)	(3,662,103)	(11,111,047)	(9,364,099)
Annuity benefits	(2,301)	(2,021)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(25,260)	(25,746)	(11,795)	(12,377)	(58,015)	(64,718)	(125,945)	(134,981)
Contingent deferred sales charges (note 2)	(5,793)	(8,124)	(5,375)	(4,341)	(27,149)	(25,212)	(57,603)	(52,908)
Adjustments to maintain reserves	(663)	1,843	(382)	2,346	(5,938)	(8,229)	8,914	2,928

Net equity transactions	(1,897,126)	(1,246,385)	(1,052,171)	(148,746)	(3,858,921)	(2,749,609)	(8,480,687)	(5,421,742)

Net change in contract owners’ equity	653,599	(487,721)	(819,046)	677,142	(3,325,942)	(1,442,338)	(6,199,802)	1,074,033
Contract owners’ equity beginning of period	13,447,364	13,935,085	7,808,533	7,131,391	28,712,894	30,155,232	75,738,911	74,664,878

Contract owners’ equity end of period	$14,100,963	13,447,364	6,989,487	7,808,533	25,386,952	28,712,894	69,539,109	75,738,911

CHANGES IN UNITS:
Beginning units	769,955	847,279	569,073	579,786	1,411,482	1,553,596	2,788,580	3,002,185

Units purchased	108,512	67,527	62,828	130,122	108,495	154,290	216,170	339,186
Units redeemed	(208,283)	(144,851)	(138,642)	(140,835)	(299,453)	(296,404)	(527,371)	(552,791)

Ending units	670,184	769,955	493,259	569,073	1,220,524	1,411,482	2,477,379	2,788,580

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFApp		DryVIFDevLd		DryVIFQualBd		FidVIPEI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(123,666)	40,789	(969,458)	(857,851)	226,672	287,646	356,059	262,564
Realized gain (loss) on investments	107,758	12,542	1,329,511	353,443	(58,221)	(85,759)	822,645	322,714
Change in unrealized gain (loss) on investments	326,376	323,792	2,857,396	8,092,775	(54,710)	(4,824)	(613,430)	7,733,763
Reinvested capital gains	–	–	–	–	–	–	3,228,226	332,373

Net increase (decrease) in contract owners’ equity resulting from operations	310,468	377,123	3,217,449	7,588,367	113,741	197,063	3,793,500	8,651,414

Equity transactions:
Purchase payments received from contract owners	749,670	944,916	4,045,159	5,338,084	589,672	794,200	3,862,029	4,958,356
Transfers between funds (including fixed account), net (note 3)	(271,402)	58,922	(2,038,189)	(1,481,181)	247,184	(388,144)	(491,011)	187,820
Redemptions	(1,782,804)	(1,385,900)	(11,719,541)	(9,433,066)	(1,347,659)	(1,459,258)	(12,870,018)	(11,225,318)
Annuity benefits	–	–	–	–	–	–	(2,838)	(2,728)
Annual contract maintenance charges (note 2)	(17,092)	(18,494)	(158,981)	(173,280)	(15,677)	(17,421)	(144,221)	(152,080)
Contingent deferred sales charges (note 2)	(10,503)	(11,417)	(78,466)	(64,945)	(5,354)	(10,953)	(60,970)	(59,399)
Adjustments to maintain reserves	149	(1,655)	299	371	(788)	(1,502)	7,804	(8,773)

Net equity transactions	(1,331,982)	(413,628)	(9,949,719)	(5,814,017)	(532,622)	(1,083,078)	(9,699,225)	(6,302,122)

Net change in contract owners’ equity	(1,021,514)	(36,505)	(6,732,270)	1,774,350	(418,881)	(886,015)	(5,905,725)	2,349,292
Contract owners’ equity beginning of period	10,448,110	10,484,615	82,415,412	80,641,062	9,955,090	10,841,105	92,738,599	90,389,307

Contract owners’ equity end of period	$9,426,596	10,448,110	75,683,142	82,415,412	9,536,209	9,955,090	86,832,874	92,738,599

CHANGES IN UNITS:
Beginning units	806,310	838,770	3,427,575	3,685,606	645,435	717,005	3,348,323	3,592,022

Units purchased	89,567	133,570	233,345	326,058	93,845	114,015	238,916	319,482
Units redeemed	(189,765)	(166,030)	(646,856)	(584,089)	(127,985)	(185,585)	(587,166)	(563,181)

Ending units	706,112	806,310	3,014,064	3,427,575	611,295	645,435	3,000,073	3,348,323

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPHI		FrVIPForSec		GVITFHiInc		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,416,309	1,299,152	14,331	(26,514)	90,804	68,731	1,050,408	2,060,064
Realized gain (loss) on investments	(106,538)	(54,162)	700,160	120,490	12,910	41,100	(41,123)	4,889
Change in unrealized gain (loss) on investments	(2,080,852)	225,940	1,949,247	4,711,021	(88,260)	(17,539)	(234,917)	(2,121,300)
Reinvested capital gains	–	–	–	–	–	–	79,632	994,288

Net increase (decrease) in contract owners’ equity resulting from operations	228,919	1,470,930	2,663,738	4,804,997	15,454	92,292	854,000	937,941

Equity transactions:
Purchase payments received from contract owners	994,139	1,347,534	1,591,835	2,031,974	96,534	100,916	1,250,229	1,864,087
Transfers between funds (including fixed account), net (note 3)	(511,401)	(553,337)	(223,343)	45,051	245,786	170,446	140,888	(2,180,252)
Redemptions	(2,446,713)	(2,038,938)	(4,874,133)	(3,710,798)	(149,892)	(99,933)	(6,007,506)	(7,109,498)
Annuity benefits	–	–	–	–	–	–	(3,624)	(3,183)
Annual contract maintenance charges (note 2)	(36,383)	(39,570)	(51,855)	(51,836)	(2,013)	(1,821)	(67,409)	(77,077)
Contingent deferred sales charges (note 2)	(11,920)	(16,011)	(29,252)	(26,749)	(1,098)	(808)	(16,353)	(27,285)
Adjustments to maintain reserves	1,773	(2,675)	(6,922)	2,596	223	(84)	1,541	983

Net equity transactions	(2,010,505)	(1,302,997)	(3,593,670)	(1,709,762)	189,540	168,716	(4,702,234)	(7,532,225)

Net change in contract owners’ equity	(1,781,586)	167,933	(929,932)	3,095,235	204,994	261,008	(3,848,234)	(6,594,284)
Contract owners’ equity beginning of period	18,878,981	18,711,048	31,911,753	28,816,518	1,272,698	1,011,690	46,144,799	52,739,083

Contract owners’ equity end of period	$17,097,395	18,878,981	30,981,821	31,911,753	1,477,692	1,272,698	42,296,565	46,144,799

CHANGES IN UNITS:
Beginning units	1,315,434	1,410,028	1,565,711	1,658,981	94,233	81,391	1,034,263	1,204,732

Units purchased	98,623	131,221	117,604	163,323	39,085	46,181	60,311	80,456
Units redeemed	(238,977)	(225,815)	(288,996)	(256,593)	(25,062)	(33,339)	(164,445)	(250,925)

Ending units	1,175,080	1,315,434	1,394,319	1,565,711	108,256	94,233	930,129	1,034,263

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGrowth		GVITMyMkt		GVITNWFund		JanIntGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(105,710)	(90,981)	179,576	(80,177)	(588,540)	(38,794)	(5,540)	(44,282)
Realized gain (loss) on investments	(488,472)	(1,011,363)	–	–	511,266	(5,788,892)	465,175	57,274
Change in unrealized gain (loss) on investments	1,023,293	1,668,779	–	–	8,840,121	18,248,490	3,454,016	2,016,877
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	429,111	566,435	179,576	(80,177)	8,762,847	12,420,804	3,913,651	2,029,869

Equity transactions:
Purchase payments received from contract owners	144,712	249,119	520,694	785,715	3,683,165	4,493,872	789,873	1,056,379
Transfers between funds (including fixed account), net (note 3)	(223,485)	28,272	1,435,965	916,165	(1,593,030)	(2,219,447)	559,332	(526,595)
Redemptions	(1,013,152)	(1,166,692)	(3,533,795)	(4,853,816)	(22,520,654)	(20,072,635)	(2,309,585)	(1,702,576)
Annuity benefits	(2,640)	(2,582)	(3,920)	(1,785)	(47,030)	(46,571)	–	–
Annual contract maintenance charges (note 2)	(16,495)	(18,757)	(21,786)	(25,651)	(235,497)	(255,589)	(21,972)	(21,416)
Contingent deferred sales charges (note 2)	(2,451)	(5,599)	(13,886)	(19,807)	(53,228)	(60,788)	(12,857)	(10,178)
Adjustments to maintain reserves	(33)	353	(6,042)	924	9,949	10,331	2,192	(2,477)

Net equity transactions	(1,113,544)	(915,886)	(1,622,770)	(3,198,255)	(20,756,325)	(18,150,827)	(993,017)	(1,206,863)

Net change in contract owners’ equity	(684,433)	(349,451)	(1,443,194)	(3,278,432)	(11,993,478)	(5,730,023)	2,920,634	823,006
Contract owners’ equity beginning of period	9,121,738	9,471,189	14,350,628	17,629,060	158,980,714	164,710,737	13,636,554	12,813,548

Contract owners’ equity end of period	$8,437,305	9,121,738	12,907,434	14,350,628	146,987,236	158,980,714	16,557,188	13,636,554

CHANGES IN UNITS:
Beginning units	571,151	632,988	589,228	718,977	1,747,130	1,960,832	911,869	1,005,775

Units purchased	33,493	90,943	215,774	296,759	62,408	81,473	139,735	141,679
Units redeemed	(102,018)	(152,780)	(283,046)	(426,508)	(287,429)	(295,175)	(203,820)	(235,585)

Ending units	502,626	571,151	521,956	589,228	1,522,109	1,747,130	847,784	911,869

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTBal		WFTrustOp
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$(62,105)	(15,569)	(477,217)	(476,262)
Realized gain (loss) on investments	69,747	(179,442)	147,857	(361,951)
Change in unrealized gain (loss) on investments	1,354,992	1,702,630	2,673,639	6,731,900
Reinvested capital gains	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,362,634	1,507,619	2,344,279	5,893,687

Equity transactions:
Purchase payments received from contract owners	647,362	905,698	2,077,268	2,692,907
Transfers between funds (including fixed account), net (note 3)	(350,900)	(408,275)	(1,212,452)	464,723
Redemptions	(3,225,784)	(2,930,627)	(6,068,439)	(4,888,522)
Annuity benefits	(250)	(155)	–	–
Annual contract maintenance charges (note 2)	(33,256)	(36,267)	(64,891)	(67,200)
Contingent deferred sales charges (note 2)	(7,807)	(12,366)	(30,450)	(26,409)
Adjustments to maintain reserves	(1,164)	(855)	(2,147)	8,023

Net equity transactions	(2,971,799)	(2,482,847)	(5,301,111)	(1,816,478)

Net change in contract owners’ equity	(1,609,165)	(975,228)	(2,956,832)	4,077,209
Contract owners’ equity beginning of period	19,702,680	20,677,908	40,358,143	36,280,934

Contract owners’ equity end of period	$18,093,515	19,702,680	37,401,311	40,358,143

CHANGES IN UNITS:
Beginning units	901,843	1,021,097	1,571,810	1,649,129

Units purchased	47,877	69,799	130,850	218,004
Units redeemed	(181,162)	(189,053)	(334,654)	(295,323)

Ending units	768,558	901,843	1,368,006	1,571,810

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distributions for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);

    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)

    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVIFQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – International Growth Portfolio – Institutional Shares (JanIntGr)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Balanced Portfolio® – I Class (NBAMTBal)

Portfolios of the Wells Fargo Advantage Variable Trust;

    Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp)

        (formerly Strong Opportunity Fund II, Inc. – Investor Class)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.30%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $372,119 and $1,373,145, respectively, and total transfers from the Account to the fixed account were $958,945 and $1,876,522, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2005. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Capital Appreciation Fund – Series I Shares
2005	1.30%	6,623	$11.469653	$75,964	0.06%	7.43%
	1.30%	324,460	11.47	3,721,556	0.06%	7.43%
2004	1.30%	4,575	10.676868	48,847	0.00%	5.24%
	1.30%	373,290	10.68	3,985,480	0.00%	5.24%
2003	1.30%	8,472	10.145261	85,951	0.00%	27.84%
	1.30%	440,589	10.15	4,471,978	0.00%	27.84%
2002	1.30%	5,920	7.936045	46,980	0.00%	-25.34%
	1.30%	434,117	7.94	3,446,886	0.00%	-25.34%
2001	1.30%	493,053	10.629714	5,241,012	0.00%	-24.28%

AIM VIF – International Growth Fund – Series I Shares
2005	1.30%	475	14.320119	6,802	0.75%	16.40%
	1.30%	118,566	14.32	1,697,865	0.75%	16.40%
2004	1.30%	420	12.302542	5,167	0.73%	22.39%
	1.30%	77,644	12.30	955,224	0.73%	22.39%
2003	1.30%	589	10.051603	5,920	0.53%	27.39%
	1.30%	57,869	10.05	581,583	0.53%	27.39%
2002	1.30%	137	7.890688	1,083	0.54%	-16.77%
	1.30%	57,534	7.89	453,947	0.54%	-16.77%
2001	1.30%	64,827	9.480766	614,610	0.30%	-24.53%

American Century VP – Balanced Fund – Class I
2005	1.30%	172,160	11.430683	1,967,906	1.71%	3.57%
	1.30%	476,771	11.43	5,449,493	1.71%	3.57%
2004	1.30%	212,190	11.036175	2,341,766	1.60%	8.35%
	1.30%	410,602	11.04	4,531,541	1.60%	8.35%
2003	1.30%	207,081	10.185550	2,109,234	2.44%	17.91%
	1.30%	397,687	10.19	4,052,431	2.44%	17.91%
2002	1.30%	218,265	8.638585	1,885,499	2.74%	-10.73%
	1.30%	330,980	8.64	2,859,671	2.74%	-10.73%
2001	1.30%	606,540	9.677376	5,869,716	2.88%	-4.80%

American Century VP – Capital Appreciation Fund – Class I
2005	1.30%	262,293	21.022816	5,514,137	0.00%	20.48%
	1.30%	407,891	21.02	8,573,869	0.00%	20.48%
2004	1.30%	333,321	17.448933	5,816,096	0.00%	6.19%
	1.30%	436,634	17.45	7,618,830	0.00%	6.19%
2003	1.30%	364,951	16.432489	5,997,053	0.00%	18.91%
	1.30%	482,328	16.43	7,924,649	0.00%	18.91%
2002	1.30%	400,478	13.819339	5,534,342	0.00%	-22.23%
	1.30%	516,646	13.82	7,140,048	0.00%	-22.23%
2001	1.30%	1,073,719	17.768711	19,078,603	0.00%	-29.01%

American Century VP – Income & Growth Fund – Class I
2005	1.30%	5,345	14.171369	75,746	2.05%	3.27%
	1.30%	487,914	14.17	6,913,741	2.05%	3.27%
2004	1.30%	5,602	13.722025	76,871	1.41%	11.52%
	1.30%	563,471	13.72	7,731,662	1.41%	11.52%
2003	1.30%	5,818	12.304086	71,585	1.24%	27.67%
	1.30%	573,968	12.30	7,059,806	1.24%	27.67%
2002	1.30%	5,859	9.637195	56,465	1.08%	-20.42%
	1.30%	574,406	9.64	5,537,277	1.08%	-20.42%
2001	1.30%	619,930	12.110099	7,507,414	0.86%	-9.55%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc., The
2005	1.30%	11,469	$20.804638	$238,608	0.00%	2.27%
	1.30%	1,209,055	20.80	25,148,344	0.00%	2.27%
2004	1.30%	11,970	20.342381	243,498	0.38%	4.83%
	1.30%	1,399,512	20.34	28,469,396	0.38%	4.83%
2003	1.30%	13,643	19.405114	264,744	0.11%	24.37%
	1.30%	1,539,953	19.41	29,890,488	0.11%	24.37%
2002	1.30%	15,461	15.603132	241,234	0.21%	-29.87%
	1.30%	1,615,649	15.60	25,204,126	0.21%	-29.87%
2001	1.30%	1,810,739	22.249122	40,287,353	0.06%	-23.59%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.30%	225,414	28.065915	6,326,451	1.57%	3.33%
	1.30%	2,251,965	28.07	63,212,658	1.57%	3.33%
2004	1.30%	284,122	27.160283	7,716,834	1.76%	9.20%
	1.30%	2,504,458	27.16	68,022,077	1.76%	9.20%
2003	1.30%	358,961	24.871495	8,927,897	1.45%	26.70%
	1.30%	2,643,224	24.87	65,736,981	1.45%	26.70%
2002	1.30%	400,765	19.630772	7,867,327	1.31%	-23.37%
	1.30%	2,657,073	19.63	52,158,352	1.31%	-23.37%
2001	1.30%	3,239,607	25.618669	82,994,419	1.05%	-13.33%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.30%	4,469	13.350131	59,662	0.02%	3.02%
	1.30%	701,643	13.35	9,366,934	0.02%	3.02%
2004	1.30%	6,659	12.958165	86,288	1.65%	3.68%
	1.30%	799,651	12.96	10,361,822	1.65%	3.68%
2003	1.30%	5,296	12.498159	66,190	1.41%	19.60%
	1.30%	833,474	12.50	10,418,425	1.41%	19.60%
2002	1.30%	4,940	10.450363	51,629	1.13%	-17.80%
	1.30%	798,272	10.45	8,341,946	1.13%	-17.80%
2001	1.30%	773,509	12.713043	9,833,653	0.83%	-10.50%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	1.30%	27,397	25.109832	687,934	0.00%	4.43%
	1.30%	2,986,667	25.11	74,995,208	0.00%	4.43%
2004	1.30%	28,484	24.044779	684,891	0.19%	9.89%
	1.30%	3,399,091	24.04	81,730,521	0.19%	9.89%
2003	1.30%	31,860	21.880107	697,100	0.03%	29.98%
	1.30%	3,653,746	21.88	79,943,962	0.03%	29.98%
2002	1.30%	32,398	16.833459	545,367	0.05%	-20.18%
	1.30%	3,795,742	16.83	63,882,345	0.05%	-20.18%
2001	1.30%	4,022,943	21.088243	84,836,800	0.42%	-7.35%

Dreyfus VIF – Quality Bond Portfolio – Initial Shares
2005	1.30%	4,534	15.601357	70,737	3.58%	1.15%
	1.30%	606,761	15.60	9,465,472	3.58%	1.15%
2004	1.30%	5,783	15.423994	89,197	4.01%	2.02%
	1.30%	639,652	15.42	9,865,893	4.01%	2.02%
2003	1.30%	5,065	15.117949	76,572	4.04%	3.58%
	1.30%	711,940	15.12	10,764,533	4.04%	3.58%
2002	1.30%	4,728	14.595705	69,013	5.06%	6.36%
	1.30%	726,030	14.60	10,600,042	5.06%	6.36%
2001	1.30%	684,297	13.722374	9,390,179	6.16%	5.30%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.30%	417,174	28.937089	12,071,801	1.64%	4.49%
	1.30%	2,582,899	28.94	74,749,097	1.64%	4.49%
2004	1.30%	467,815	27.692797	12,955,106	1.52%	10.08%
	1.30%	2,880,508	27.69	79,769,188	1.52%	10.08%
2003	1.30%	537,853	25.156955	13,530,744	1.72%	28.64%
	1.30%	3,054,169	25.16	76,842,892	1.72%	28.64%
2002	1.30%	596,921	19.556483	11,673,680	1.80%	-18.03%
	1.30%	3,196,064	19.56	62,515,003	1.80%	-18.03%
2001	1.30%	4,156,274	23.857464	99,158,157	1.75%	-6.20%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30%	11,336	$14.548340	$164,920	14.68%	1.37%
	1.30%	1,163,744	14.55	16,932,475	14.68%	1.37%
2004	1.30%	11,638	14.351788	167,026	8.16%	8.17%
	1.30%	1,303,796	14.35	18,711,955	8.16%	8.17%
2003	1.30%	11,371	13.267980	150,870	7.07%	25.61%
	1.30%	1,398,657	13.27	18,560,178	7.07%	25.61%
2002	1.30%	11,484	10.562700	121,304	10.63%	2.10%
	1.30%	1,373,068	10.56	14,499,602	10.63%	2.10%
2001	1.30%	1,468,701	10.345574	15,194,555	13.13%	-12.89%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1
2005	1.30%	10,685	22.224937	237,474	1.28%	9.04%
	1.30%	1,383,634	22.22	30,744,347	1.28%	9.04%
2004	1.30%	12,755	20.381609	259,967	1.13%	17.33%
	1.30%	1,552,956	20.38	31,651,786	1.13%	17.33%
2003	1.30%	11,884	17.371469	206,443	1.79%	30.83%
	1.30%	1,647,097	17.37	28,610,075	1.79%	30.83%
2002	1.30%	10,350	13.277855	137,429	1.82%	-19.47%
	1.30%	1,683,288	13.28	22,354,071	1.82%	-19.47%
2001	1.30%	1,762,526	16.487526	29,059,693	5.99%	-16.85%

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	1.30%	1,259	13.648215	17,183	7.87%	1.05%
	1.30%	106,997	13.65	1,460,509	7.87%	1.05%
2004	1.30%	1,273	13.505990	17,193	7.21%	8.67%
	1.30%	92,960	13.51	1,255,505	7.21%	8.67%
2003	1.30%	185	12.428955	2,299	7.81%	20.68%
	1.30%	81,206	12.43	1,009,391	7.81%	20.68%
2002	1.30%	164	10.298837	1,692	8.42%	1.88%
	1.30%	62,976	10.30	648,652	8.42%	1.88%
2001	1.30%	55,237	10.108455	558,361	11.51%	2.85%

Gartmore GVIT Government Bond Fund – Class I
Tax qualified
2005	1.30%	355,478	45.46	16,160,030	3.66%	1.92%
	1.30%	389,643	45.458911	17,712,746	3.66%	1.92%
2004	1.30%	390,334	44.60	17,409,051	5.45%	1.92%
	1.30%	440,719	44.600457	19,656,269	5.45%	1.92%
2003	1.30%	455,751	43.76	19,943,664	3.16%	0.67%
	1.30%	507,035	43.760351	22,188,030	3.16%	0.67%
2002	1.30%	495,829	43.47	21,553,668	4.33%	9.54%
	1.30%	578,186	43.467280	25,132,177	4.33%	9.54%
2001	1.30%	1,129,199	39.681226	44,808,001	4.95%	5.85%

Non-tax qualified
2005	1.30%	14,440	45.48	656,731	3.66%	1.92%
	1.30%	170,568	45.475702	7,756,700	3.66%	1.92%
2004	1.30%	16,561	44.62	738,948	5.45%	1.92%
	1.30%	186,649	44.616924	8,327,704	5.45%	1.92%
2003	1.30%	18,386	43.78	804,939	3.16%	0.67%
	1.30%	223,560	43.776516	9,786,678	3.16%	0.67%
2002	1.30%	20,315	43.48	883,280	4.33%	9.54%
	1.30%	275,972	43.483340	12,000,203	4.33%	9.54%
2001	1.30%	320,177	39.695887	12,709,710	4.95%	5.85%

Gartmore GVIT Growth Fund – Class I
2005	1.30%	8,925	16.76	149,583	0.08%	5.12%
	1.30%	493,701	16.762531	8,275,678	0.08%	5.12%
2004	1.30%	10,388	15.95	165,642	0.31%	6.75%
	1.30%	560,763	15.946096	8,941,980	0.31%	6.75%
2003	1.30%	8,993	14.94	134,355	0.02%	31.02%
	1.30%	623,995	14.937671	9,321,032	0.02%	31.02%
2002	1.30%	2,251	11.40	25,666	0.00%	-29.65%
	1.30%	667,397	11.401436	7,609,279	0.00%	-29.65%
2001	1.30%	923,014	16.206536	14,958,860	0.00%	-29.08%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Money Market Fund – Class I
Tax qualified
2005	1.30%	185,497	$24.31	$4,509,432	2.60%	1.34%
	1.30%	256,685	24.310982	6,240,264	2.60%	1.34%
2004	1.30%	199,857	24.02	4,801,048	0.78%	-0.50%
	1.30%	295,209	23.990230	7,082,132	0.78%	-0.50%
2003	1.30%	260,352	24.11	6,277,087	0.64%	-0.68%
	1.30%	324,361	24.110582	7,820,532	0.64%	-0.68%
2002	1.30%	323,611	24.28	7,857,281	0.78%	-0.10%
	1.30%	398,579	24.276265	9,676,012	0.78%	-0.10%
2001	1.30%	860,731	24.301609	20,917,148	3.61%	2.25%

Non-tax qualified
2005	1.30%	2,464	26.41	65,074	2.60%	1.34%
	1.30%	77,310	26.414319	2,042,091	2.60%	1.34%
2004	1.30%	2,425	26.07	63,210	0.78%	-0.50%
	1.30%	91,737	26.065818	2,391,200	0.78%	-0.50%
2003	1.30%	2,990	26.20	78,338	0.64%	-0.68%
	1.30%	131,274	26.196581	3,438,930	0.64%	-0.68%
2002	1.30%	6,971	26.38	183,884	0.78%	-0.10%
	1.30%	164,236	26.376600	4,331,979	0.78%	-0.10%
2001	1.30%	214,048	26.404135	5,651,752	3.61%	2.25%

Gartmore GVIT Nationwide® Fund – Class I
Tax qualified
2005	1.30%	513,899	96.88	49,786,535	0.89%	6.05%
	1.30%	716,402	96.878249	69,403,771	0.89%	6.05%
2004	1.30%	581,247	91.35	53,098,368	1.24%	8.32%
	1.30%	824,356	91.352418	75,306,914	1.24%	8.32%
2003	1.30%	633,322	84.33	53,408,044	0.54%	25.86%
	1.30%	938,062	84.332018	79,108,661	0.54%	25.86%
2002	1.30%	666,959	67.01	44,692,919	0.84%	-18.43%
	1.30%	1,057,678	67.006421	70,871,195	0.84%	-18.43%
2001	1.30%	1,953,422	82.145061	160,463,969	0.72%	-12.97%

Non-tax qualified
2005	1.30%	11,726	94.09	1,103,299	0.89%	6.05%
	1.30%	280,082	94.091731	26,353,400	0.89%	6.05%
2004	1.30%	13,863	88.72	1,229,912	1.24%	8.32%
	1.30%	327,664	88.724843	29,071,937	1.24%	8.32%
2003	1.30%	15,915	81.91	1,303,598	0.54%	25.86%
	1.30%	373,533	81.906372	30,594,733	0.54%	25.86%
2002	1.30%	20,204	65.08	1,314,904	0.84%	-18.43%
	1.30%	437,770	65.079111	28,489,707	0.84%	-18.43%
2001	1.30%	555,333	79.782323	44,305,757	0.72%	-12.97%

Janus AS – International Growth Portfolio – Institutional Shares
2005	1.30%	10,659	19.526904	208,137	1.13%	30.58%
	1.30%	837,125	19.53	16,349,051	1.13%	30.58%
2004	1.30%	7,558	14.954107	113,023	0.88%	17.40%
	1.30%	904,311	14.95	13,523,531	0.88%	17.40%
2003	1.30%	9,453	12.737304	120,406	1.16%	33.16%
	1.30%	996,322	12.74	12,693,142	1.16%	33.16%
2002	1.30%	8,192	9.565195	78,360	0.85%	-26.55%
	1.30%	1,104,918	9.57	10,574,068	0.85%	-26.55%
2001	1.30%	1,200,242	13.023294	15,631,104	0.97%	-24.24%

Neuberger Berman AMT – Balanced Portfolio® – I Class
2005	1.30%	216,420	23.542486	5,095,065	0.92%	7.77%
	1.30%	552,138	23.54	12,997,329	0.92%	7.77%
2004	1.30%	268,004	21.845873	5,854,781	1.19%	7.89%
	1.30%	633,839	21.85	13,846,737	1.19%	7.89%
2003	1.30%	319,097	20.248421	6,461,210	1.72%	14.77%
	1.30%	702,000	20.25	14,215,500	1.72%	14.77%
2002	1.30%	357,115	17.643073	6,300,606	2.60%	-18.23%
	1.30%	747,434	17.64	13,184,733	2.60%	-18.23%
2001	1.30%	1,243,885	21.576158	26,838,259	1.80%	-14.49%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust Opportunity Fund
2005	1.30%	15,971	$27.341650	$436,674	0.00%	6.49%
	1.30%	1,352,035	27.34	36,964,637	0.00%	6.49%
2004	1.30%	17,147	25.676197	440,270	0.00%	16.68%
	1.30%	1,554,663	25.68	39,917,873	0.00%	16.68%
2003	1.30%	19,661	22.004891	432,638	0.08%	35.23%
	1.30%	1,629,468	22.00	35,848,296	0.08%	35.23%
2002	1.30%	16,855	16.272524	274,275	0.39%	-27.77%
	1.30%	1,652,043	16.27	26,878,742	0.39%	-27.77%
2001	1.30%	1,691,257	22.529233	38,102,723	0.59%	-4.96%

2005 Reserves for annuity contracts in payout phase:				439,260

2005 Contract owners’ equity				$642,652,380

2004 Reserves for annuity contracts in payout phase:				341,469

2004 Contract owners’ equity				$687,491,626

2003 Reserves for annuity contracts in payout phase:				371,700

2003 Contract owners’ equity				$692,411,487

2002 Reserves for annuity contracts in payout phase:				394,504

2002 Contract owners’ equity				$600,182,454

2001 Reserves for annuity contracts in payout phase:				554,970

2001 Contract owners’ equity				$794,566,778

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
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